Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 69,536	$ 54,805
Restricted cash	6,904	6,840
Ship mortgage notes and premium	529,722	589,185
Other long-term debt	511,932	546,614
Due from related parties, long-term (Europe I, Europe II)	21,828	16,474
Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents	69,536	54,805
Restricted cash	6,904	6,840
Ship mortgage notes and premium	529,722	589,185
Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other long-term debt	511,932	546,614	[1]
Due from related parties, long-term (Europe I, Europe II)	$ 21,828	$ 16,474

[1]	The fair value of the Company's other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.